Other current financial liabilities - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial liabilities [line items]
Warrants liabilities	€ 24,819	€ 13,689
Warrants liabilities
Disclosure of financial liabilities [line items]
Number of warrants outstanding (in shares)	30,735,950	30,735,950
Warrants liabilities	€ 570	€ 863	€ 11,449
Exercises of warrants (in shares)	0	0